Accumulated Other Comprehensive Loss - Schedule of Accumulated Other comprehensive loss (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized loss on qualifying cash flow hedging instruments	$ (10,799)	$ (419)
Pension adjustments, net of tax recoveries	(15,418)	(15,850)
Unrealized loss on marketable securities	(454)	(463)
Foreign exchange gain on currency translation	1,928	1,841
Accumulated other comprehensive loss	$ (24,743)	$ (14,891)